Dreyfus Investment Funds

-          Dreyfus/The Boston Company Small Cap Value Fund (the "Fund")

Incorporated herein by reference, on behalf of the Fund, is supplement to the Fund's prospectus filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on October 18, 2013 (SEC Accession No. 0001199348-13-000020).